Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 9.9	$ 10.7	$ 10.1
Interest on operating lease liability	4.1	4.5	5.4
Operating Lease, Expense	$ 14.0	$ 15.2	$ 15.5